Parent company accounts - balance sheet - GBP (£) £ in Millions		Dec. 31, 2021		Dec. 31, 2020
Assets
Cash and balances at central banks		£ 169,085	[1]	£ 155,902
Cash collateral and settlement balances		88,085	[2]	97,616
Loans and advances at amortised cost		145,259	[2]	134,267
Reverse repurchase agreements and other similar secured lending		3,177	[2]	8,981
Trading portfolio assets		146,871	[2]	127,664
Financial assets at fair value through the income statement		188,226	[2]	171,761
Derivative financial instruments		262,291	[2]	302,693
Financial assets at fair value through other comprehensive income		45,908	[2]	51,902
Investments in associates and joint ventures		24	[2]	24
Goodwill and intangible assets		1,449	[2]	1,154
Property, plant and equipment		1,248	[2]	1,537
Current tax assets		589	[2]	424
Deferred tax assets		2,981	[2]	2,552
Retirement benefit assets		3,879	[2]	1,814
Other assets		2,706	[2]	1,440
Total assets		1,061,778	[2]	1,059,731
Liabilities
Deposits at amortised cost		262,828	[2]	244,696
Cash collateral and settlement balances		79,047	[2]	85,549
Repurchase agreements and other similar secured borrowing		12,769	[2]	10,443
Debt securities in issue		48,388	[2]	29,423
Subordinated liabilities		32,185	[2]	32,005
Trading portfolio liabilities		53,291	[2]	46,139
Financial liabilities designated at fair value		251,131	[2]	249,626
Derivative financial instruments		256,523	[2]	300,580
Current tax liabilities		688	[2]	644
Deferred tax liabilities		6	[2]	225
Retirement benefit liabilities		246	[2]	232
Other liabilities		7,249	[2]	5,251
Provisions		1,110	[2]	1,208
Total liabilities		1,005,461	[2]	1,006,021
Equity
Called up share capital and share premium		2,348	[2]	2,348
Other equity instruments		9,693	[2]	8,621
Other reserves		861	[2]	3,183
Retained earnings		43,415	[2]	39,558
Total equity	[3]	56,317		53,710
Total liabilities and equity		1,061,778	[2]	1,059,731
Barclays Bank PLC
Assets
Cash and balances at central banks		144,964	[4]	133,386
Cash collateral and settlement balances		75,571	[5]	87,723
Loans and advances at amortised cost		199,782	[5]	191,538
Reverse repurchase agreements and other similar secured lending		4,982	[5]	11,535
Trading portfolio assets		96,724	[5]	84,089
Financial assets at fair value through the income statement		236,577	[5]	203,073
Derivative financial instruments		234,409	[5]	297,129
Financial assets at fair value through other comprehensive income		44,163	[5]	50,308
Investments in associates and joint ventures		12	[5]	13
Investment in subsidiaries		19,134	[5]	17,780
Goodwill and intangible assets		109	[5]	112
Property, plant and equipment		128	[5]	425
Current tax assets		671	[5]	545
Deferred tax assets		1,679	[5]	1,171
Retirement benefit assets		3,825	[5]	1,812
Other assets		1,941	[5]	913
Total assets		1,064,671	[5]	1,081,552
Liabilities
Deposits at amortised cost		286,761	[5]	272,190
Cash collateral and settlement balances		56,419	[5]	68,862
Repurchase agreements and other similar secured borrowing		29,202	[5]	27,722
Debt securities in issue		32,585	[5]	17,221
Subordinated liabilities		31,875	[5]	31,852
Trading portfolio liabilities		50,116	[5]	48,093
Financial liabilities designated at fair value		291,062	[5]	267,137
Derivative financial instruments		227,991	[5]	292,538
Current tax liabilities		342	[5]	336
Deferred tax liabilities		6	[5]	225
Retirement benefit liabilities		104	[5]	104
Other liabilities		4,597	[5]	3,145
Provisions		919	[5]	984
Total liabilities		1,011,979	[5]	1,030,409
Equity
Called up share capital and share premium		2,348	[5]	2,348
Other equity instruments		14,400	[5]	13,328
Other reserves		(1,236)	[5]	776
Retained earnings		37,180	[5]	34,691
Total equity	[6]	52,692		51,143
Total liabilities and equity		£ 1,064,671	[5]	£ 1,081,552

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[4]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[5]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[6]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.